Separation Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Separation Transactions
3.          Separation Transactions
On January 3, 2023, the Group completed a transaction pursuant to which (i) Pine Walk and its investments in the MGAs, together with FML, were distributed to shareholders to form a new managing general underwriting business, The Fidelis Partnership and (ii) The Fidelis Partnership was acquired by a consortium of investors. Following the consummation of the Separation Transactions, The Fidelis Partnership acquired 9.9% of the common shares in the Group.
The Separation Transactions resulted in certain shareholders receiving cash in lieu of their interest in The Fidelis Partnership. As a result, the distribution of The Fidelis Partnership was recorded at its fair value of $1,775.0 million. The fair value was determined in accordance with the requirements of Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value Measurements (“ASC 820”). We obtained the services of a third-party independent valuation expert in arriving at that determination of fair value. ASC 820 explains the concept of fair value for financial reporting. Under ASC 820, fair value is a market-based measurement, not an entity specific measurement. The objective of ASC 820 is to estimate the price at which an orderly transaction to sell the asset would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant).
When a price for an identical asset is not observable, a reporting entity measures fair value using another valuation technique that maximizes the use of relevant observable inputs and minimizes the use of unobservable inputs. Fair value is measured using the assumptions that market participants would use when pricing the asset or liability, including assumptions about risk.
For purposes of the valuation of The Fidelis Partnership, we used an income approach using a discounted cash flow methodology, and a market approach using comparable listed trading and precedent transaction multiples. These approaches generated a range of values for The Fidelis Partnership of $1.7 billion to $1.9 billion. The determined fair value for The Fidelis Partnership of $1,775.0 million was based on the price of the most recent transactions in The Fidelis Partnership shares, and close to the mid-point of the valuation range. On January 3, 2023, following the distribution of The Fidelis Partnership to shareholders of the Group, certain shareholders sold their shares, and certain third parties purchased shares, in The Fidelis Partnership at a price per share determined using a fair value of $1,775.0 million.
Immediately prior to the consummation of the Separation Transactions, the Group accelerated the vesting of all unvested Restricted Share Units (“RSUs”). This resulted in the acceleration of compensation expense of $21.0 million and an employer payroll tax expense of $17.3 million in the year ended December 31, 2023. The RSUs and warrants (refer to Note 18 (Share Compensation and Employee Benefit Plans) for additional detail) were exercised on the date of the Separation Transactions, resulting in the issuance of 13,553,681 common shares. The RSUs were net settled, resulting in a $50.6 million reduction of additional paid-in capital for the employees’ tax obligations with respect to these awards. The exercise of the warrants triggered the payment of cumulative dividends of $34.1 million.
The distribution of The Fidelis Partnership to shareholders of the Group resulted in the deconsolidation of net assets of $67.9 million, and the cancellation of 97,327,049 common shares in the Group. Following the Separation Transactions there were 110,771,897 common shares issued and outstanding. The distribution resulted in the elimination of the Group’s non-controlling interests, all of which related to the subsidiaries of Pine Walk.
In connection with the successful consummation of the Separation Transactions, the Group incurred professional fees of $28.6 million during the year ended December 31, 2023.
The net gain on distribution of The Fidelis Partnership of $1,639.1 million has been calculated as the fair value of The Fidelis Partnership of $1,775.0 million, less the net assets of The Fidelis Partnership of $67.9 million and less the direct costs of the Separation Transactions of $68.0 million. Direct costs primarily related to professional fees of $28.6 million, acceleration of compensation expense of $21.0 million and an employer payroll tax expense of $17.3 million. Within operating activities on the Consolidated Statements of Cash Flows, the revaluation of The Fidelis Partnership of $1,707.1 million, being the fair value of The Fidelis Partnership of $1,775.0 million less the net assets of $67.9 million, is shown as a non-cash adjustment to reconcile net income to net cash provided by operating activities.
On January 3, 2023, the financial statements of Pine Walk, the eight MGAs and FML have been deconsolidated and the non-controlling interests were disposed upon consummation of the Separation Transactions.
14.          Related Party Transactions
On January 3, 2023, The Fidelis Partnership acquired 9.9% of the common shares of the Group. Certain directors, executive officers and management of The Fidelis Partnership also own common shares of the Group.
On December 20, 2022, the Group and The Fidelis Partnership entered into a rolling 10-year framework agreement (the “Framework Agreement”), effective January 1, 2023, that governs the ongoing relationship between the two groups. Years one to three roll automatically, whereas from year four onwards, the Framework Agreement will roll at the sole written election of the Group, with such election to be delivered at least 90 days prior to the commencement of the subsequent contract year. Any decision by FIHL to elect not to roll the Framework Agreement will mean that the remainder of the 10-year terms then in effect will continue in place.
The underwriting activities of FIBL, FUL and FIID have been outsourced to the corresponding operating subsidiaries of The Fidelis Partnership on a jurisdictional basis. Each of FIBL, FUL and FIID have delegated underwriting authority to source and bind contracts to Shelf Opco Bermuda Limited, Pine Walk and Pine Walk Europe, respectively. The Fidelis Partnership manages origination, underwriting, underwriting administration and claims handling under delegated authority agreements with the Group. Other services provided by The Fidelis Partnership to the Group include sourcing and administering the outwards reinsurance program, and support with business planning, capital management, insurance contract accounting and information technology. The Framework Agreement provides for the payment of the following fees with effect from January 1, 2023:
a.Ceding commissions: (i) a ceding commission of 11.5% of net premiums written of open market business procured by The Fidelis Partnership on or after January 1, 2023; (ii) a ceding commission of 3.0% of net premiums written of business sourced by The
Fidelis Partnership via third party managing general underwriters on or after January 1, 2023; and (iii) a portfolio management fee of 3.0% of net premiums written of the business sourced by The Fidelis Partnership.
b.Profit commission: a profit commission of 20.0% of the aggregate operating profit (defined as underwriting income on business written by The Fidelis Partnership, subject to certain parameters for the allocation of general and administrative expenses, financing costs and other items, and excluding investment income), subject to a hurdle rate of return of 5.0% of underwriting return on equity.
For insurance contracts sourced by Pine Walk MGAs for FUL, FIBL or FIID, the fees and commissions follow separately negotiated arrangements and will not attract additional commissions under the terms of the Framework Agreement other than the portfolio management fee of 3.0%.
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	2024	2023	2022
Ceding commission expense	$311.1	$166.2	$—
Profit commission expense	—	59.1	—
Total commissions	$311.1	$225.3	$—
Amounts receivable from The Fidelis Partnership at December 31, 2024 of $208.9 million (December 31, 2023: $173.3 million) primarily consist of amounts collected by The Fidelis Partnership on behalf of the Group that were not remitted prior to the end of the quarter. Amounts payable to The Fidelis Partnership at December 31, 2024 of $385.8 million (December 31, 2023: $334.5 million) primarily consist of amounts payable to The Fidelis Partnership for ceding and profit commissions, and claims paid by The Fidelis Partnership on the Group’s behalf.
The Framework Agreement also provides that from January 1, 2023, in respect of commissions and profit commissions on ceded quota share business the Group shall retain 1.0% of reinsurance premiums ceded and the remainder is to be paid to The Fidelis Partnership. Commissions on ceded business for the year ended December 31, 2024 of $104.8 million (2023: $54.4 million, 2022: $nil) were paid to The Fidelis Partnership. For the year ended December 31, 2024 profit commissions of $68.6 million (2023: $31.6 million, 2022: $nil) were paid to The Fidelis Partnership.
Insurance contracts sourced by Pine Walk contain profit commissions based on the results of each individual contract. The expense for the year ended December 31, 2024 was $51.6 million (2023: $15.9 million, 2022: $nil) and was included within policy acquisition expenses.
The Fidelis Partnership provides the Group with certain support services on a cost-plus basis, such as support with business planning, insurance contract accounting and information technology.
Included within general and administrative expenses for the year ended December 31, 2024 are charges of $6.5 million (2023: $5.6 million, 2022: $nil) from The Fidelis Partnership for such services. The Group provides certain services to The Fidelis Partnership for which it charged $1.0 million for the year ended December 31, 2024 (2023: $2.3 million, 2022: $nil). These charges to The Fidelis Partnership are included within general and administrative expenses.